CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 31,538,062	$ 4,572,589	¥ 7,768,670	¥ (7,179,742)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Interest expense	51,655	7,489	1,231,002	757,336
Allowance for credit losses	118,384	17,164	49,300	43,434
Depreciation and amortization	2,224,169	322,474	1,495,380	651,523
Deferred income tax, net	(1,028,586)	(149,131)	(213)	0
Amortization of right-of-use assets	510,915	74,076	348,863	148,945
Interest and investment gain, net	(606,447)	(87,927)	(146,972)	(469,486)
Loss/(gain) on disposal of property and equipment	10,697	1,551	(258)	24
Share-based compensation	7,718,365	1,119,058	4,774,730	3,613,043
Foreign exchange (gain)/loss	149,710	21,706	(71,750)	(225,197)
Share of results of equity investees	155,285	22,514	(246,828)	(83,654)
Fair value change of investments	242,236	35,121	22,170	(104,068)
Gain on extinguishment of convertible bonds			(2,788)	(5,188)
Changes in operating assets and liabilities:
Receivables from online payment platforms	86,041	12,475	55,811	321,426
Amounts due from related parties	(2,068,675)	(299,930)	(10,086)	(1,636,541)
Prepayments and other current assets	758,282	109,941	1,744,645	(4,048,536)
Customer advances and deferred revenues	222,891	32,316	(1,256,426)	1,817,220
Amounts due to related parties	(286,616)	(41,555)	(1,422,856)	1,882,971
Payable to merchants	749,373	108,649	8,686,493	23,934,151
Accrued expenses and other liabilities	7,003,998	1,015,484	3,492,038	5,849,148
Merchant deposits	1,480,677	214,678	2,651,233	3,085,407
Lease liabilities	(487,068)	(70,618)	(354,123)	(137,936)
Other non-current assets	(34,492)	(5,001)	(23,102)	(13,182)
Other non-current liabilities	(996)	(144)	(1,922)	(4,471)
Net cash generated from operating activities	48,507,860	7,032,979	28,783,011	28,196,627
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of short-term time deposits, held to maturities and other investments	(160,414,453)	(23,257,909)	(116,639,550)	(86,438,068)
Proceeds from sales of short-term time deposits, held to maturities and other investments	141,928,351	20,577,677	97,547,038	55,083,390
Purchases of available-for-sale investments	(3,581,868)	(519,322)
Purchase of long-term time deposits, held to maturities and other investments	(6,795,838)	(985,305)	(13,628,052)	(6,722,228)
Proceeds from sales of long-term time deposits, held to maturities and other investments	7,137,814	1,034,886
Purchase of property, equipment and software and intangible assets	(635,716)	(92,170)	(3,287,232)	(43,046)
Proceeds from disposal of property and equipment	40	6	394	51
Loans to a related party				(238,000)
Others			445,037
Net cash used in investing activities	(22,361,670)	(3,242,137)	(35,562,365)	(38,357,901)
CASH FLOW FROM FINANCING ACTIVITIES
Net proceeds from the follow-on offerings				26,805,438
Proceeds from the private placements				11,063,339
Net proceeds from the issuance of convertible bonds				13,024,199
Proceeds from short-term borrowings				1,828,923
Repayment of short-term borrowings			(1,875,472)	(922,897)
Others	10,079	1,461	318	(6)
Net cash generated from/(used in) financing activities	10,079	1,461	(1,875,154)	51,798,996
Effect of exchange rate changes on cash, cash equivalents and restricted cash	100,177	14,524	(145,157)	(139,943)
Increase/(decrease) in cash, cash equivalents and restricted cash	26,256,446	3,806,827	(8,799,665)	41,497,779
Cash, cash equivalents and restricted cash at beginning of the year	66,043,971	9,575,476	74,843,636	33,345,857
Cash, cash equivalents and restricted cash at end of the year	92,300,417	13,382,303	66,043,971	74,843,636
Supplement disclosure of cash flow information:
Interest received	3,567,738	517,273	2,936,860	1,881,812
Income taxes paid	4,881,252	707,715
Supplement disclosure of non-cash operating activities:
Recognition of right-of-use assets and lease liabilities	1,068,063	154,855	704,142	265,821
Supplement disclosure of non-cash investing activities:
Purchase of property, equipment and software included in accrued expenses and other liabilities	¥ 136,411	$ 19,778	¥ 194,385	¥ 162,641